Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense
Stock-based compensation	$ 30,354	$ 30,360	$ 17,510
Stock-based compensation expense (income), net of tax	22,085	23,437	8,834
Stock-based compensation expense per basic and diluted share (in dollars per share)			$ 0.05
Stock-based compensation expense per basic share (in dollars per share)	$ 0.12	$ 0.14
Stock-based compensation expense per diluted share (in dollars per share)	$ 0.11	$ 0.13
Excess tax benefits from stock-based compensation	2,389	1,045	919
Continuing Operations
Stock-based compensation expense
Stock-based compensation	30,354	30,360	17,250
Continuing Operations | Cost of sales (excluding depreciation and amortization)
Stock-based compensation expense
Stock-based compensation	293	1,392	914
Continuing Operations | Selling, general and administrative expenses
Stock-based compensation expense
Stock-based compensation	30,061	28,968	16,336
Discontinued Operations
Stock-based compensation expense
Stock-based compensation			$ 260